Label	Element	Value
AMERICAN HIGH INCOME TRUST | American High-Income Trust®
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	American High-Income Trust®
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

3. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for AHIT is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	Keep this supplement with your summary and statutory prospectuses.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)

AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.26%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 448
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,259
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class R-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,735
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class R-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,735
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class R-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,236
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class R-4
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 871
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class R-5
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 530
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 251
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,568
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	151
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	468
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	808
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,568
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 942
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class 529-A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.23%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 425
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	584
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	758
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,259
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class 529-C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 255
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,330
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,330
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class 529-E
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.49%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,166
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class 529-F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,014
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 591
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class R-6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 456
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class R-2E
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,409
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class R-5E
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 640
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 456
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class 529-T
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 328
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	672
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,192
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class T
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 323
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	478
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	646
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,134
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class 529-F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 518
AMERICAN HIGH INCOME TRUST | American High-Income Trust® | Class 529-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.32%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 579

[1]	Restated to reflect current fees.